As filed with the U.S. Securities and Exchange Commission on September 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2023

Grayscale Future of Finance ETF

Ticker: GFOF

Grayscale Future of Finance ETF

Grayscale Future of Finance ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders,

Thank you for your investment in the Grayscale Future of Finance ETF (“GFOF” or the “Fund”). The information presented in this report relates to GFOF’s performance period from January 1, 2023 through June 30, 2023 (the “current fiscal period”).

The Fund had positive performance during the current fiscal period. The market price for GFOF increased 75.69%, and the Net Asset Value (“NAV”) increased 74.94%, while the Bloomberg Grayscale Future of Finance Index (the “Index”) increased 73.39% over the same period. The Fund had 425,000 outstanding shares as of June 30, 2023.

During the current fiscal period, the largest contributor to return was Bit Digital, Inc. (BTBT US), adding 9.79% to the return of the Fund, gaining 163.37% with an average weighting of 3.62%; Bit Digital, Inc. was an addition to the Fund at the March 31, 2023 rebalance, and its performance and average weight reflect results in the second quarter of 2023. The largest negative contributor during the current fiscal period was Signature Bank (SBNY US), detracting -9.05% from the return of the Fund, declining -99.85% with an average weighting of 2.90%.

GFOF aims to deliver exposure to the “Future of Finance” theme, comprised of companies that are building the digital economy at the intersection of Finance, Technology, and Digital Asset Infrastructure. The equity markets were surprisingly strong in the first half of 2023: despite a banking crisis and a hawkish Federal Reserve increasing interest rates, the S&P 500 Index was up 16.88%, the Nasdaq Composite Index was up 39.35%, but the Fund delivered even stronger results. While investment outcomes such as income and quality have been topical this year, investors continue to allocate assets towards equity segments with long-term growth potential. We believe that GFOF’s companies will continue to build the digital economy into 2023 and beyond, providing investors an opportunity for exposure to an emerging and structural investment theme.

We thank you for the trust and confidence you have placed in us by investing in GFOF and appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael Sonnenshein
Chief Executive Officer
Grayscale Advisors, LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic, and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Grayscale Future of Finance ETF

Letter to Shareholders
(Unaudited) (Continued)

Bloomberg Grayscale Future of Finance Index – The Index consists of U.S. and non-U.S. equity securities of companies that have been classified as providing exposure to the “Future of Finance”, as identified by the intersection of finance, technology, and digital assets (collectively, “Future of Finance Companies”). The Index is rebalanced quarterly.

It is not possible to invest directly in an index.

Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Grayscale Advisors, LLC (the “Adviser”) current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Grayscale Advisors, LLC is the Adviser to GFOF, which is distributed by Foreside Fund Services, LLC (the “Distributor”). The Distributor is not affiliated with the Adviser.

Grayscale Future of Finance ETF

Portfolio Allocation
As of June 30, 2023 (Unaudited)

Sector	Percentage of Net Assets
Information Technology (a)	55.4%
Financials (a)	44.6
Investments Purchased with Proceeds from Securities Lending	27.9
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(28.0)
100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in the Notes to Financial Statements.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Grayscale Future of Finance ETF

Schedule of Investments
June 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Financials — 44.6% (a)
138,112	Bakkt Holdings, Inc. (b)(c)	$169,878
5,896	Block, Inc. (b)	392,497
7,055	Coinbase Global, Inc. - Class A (b)(c)	504,785
62,344	Galaxy Digital Holdings, Ltd. (b)	269,965
52,700	Monex Group, Inc.	201,269
5,904	PayPal Holdings, Inc. (b)	393,974
10,124	Plus500, Ltd.	188,561
39,126	Robinhood Markets, Inc. - Class A (b)	390,478
		2,511,407
	Information Technology — 55.4% (a)
58,369	Bit Digital, Inc. (b)	236,978
167,624	Bitfarms, Ltd. (b)	246,407
91,218	Canaan, Inc. - ADR (b)(c)	194,294
64,412	Cipher Mining, Inc. (b)(c)	184,218
50,547	Cleanspark, Inc. (b)	216,847
28,017	CompoSecure, Inc. (b)	192,197
60,906	Hive Blockchain Technologies, Ltd. (b)	281,995
83,732	Hut 8 Mining Corporation (b)	278,421
57,348	Iris Energy, Ltd. (b)	267,242
39,316	Marathon Digital Holdings, Inc. (b)(c)	544,920
10,293	Northern Data AG (b)(c)	252,667
18,858	Riot Platforms, Inc. (b)(c)	222,901
		3,119,087
	TOTAL COMMON STOCKS (Cost $5,693,518)	5,630,494

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Schedule of Investments
June 30, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
2,871	First American Government Obligations Fund - Class X - 5.01% (d)	$2,871
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,871)	2,871

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 27.9%
1,572,397	First American Government Obligations Fund - Class X - 5.01% (d)	1,572,397
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,572,397)	1,572,397
	TOTAL INVESTMENTS — 128.0% (Cost $7,268,786)	7,205,762
	Liabilities in Excess of Other Assets — (28.0)%	(1,574,972)
	NET ASSETS — 100.0%	$5,630,790

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt.
(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or strategies. See Note 8 in the Notes to Financial Statements.

(b)	Non-income producing security.
(c)	All or a portion of this security is out for loan as of June 30, 2023. Total value of securities on loan is $1,534,750 or 27.3% of net assets.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Assets and Liabilities
June 30, 2023 (Unaudited)

ASSETS
Investments in securities, at value*+	$7,205,762
Receivable for securities sold	977,726
Securities lending income receivable	10,807
Dividends and interest receivable	1,940
Total assets	8,196,235

LIABILITIES
Collateral received for securities loaned (Note 4)	1,572,397
Payable for securities purchased	990,176
Management fees payable	2,872
Total liabilities	2,565,445

NET ASSETS	$5,630,790

Net Assets Consist of:
Paid-in capital	$11,382,289
Total distributable earnings (accumulated deficit)	(5,751,499)
Net assets	$5,630,790

Net Asset Value:
Net assets	$5,630,790
Shares outstanding ^	425,000
Net asset value, offering and redemption price per share	$13.25

*Identified Cost:
Investments in securities	$7,268,786

+Includes loaned securities with a value of	$1,534,750

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Operations
For the Six-Months Ended June 30, 2023 (Unaudited)

INCOME
Securities lending income, net (Note 4)	$48,624
Dividends^	5,633
Interest	233
Total investment income	54,490

EXPENSES
Management fees	16,378
Total expenses	16,378

Net investment income (loss)	38,112

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,408,680)
In-kind redemptions	54,594
Foreign currency	94
Change in unrealized appreciation (depreciation) on:
Investments	4,793,762
Foreign currency translation	(105)
Net realized and unrealized gain (loss) on investments	2,439,665
Net increase (decrease) in net assets resulting from operations	$2,477,777

^ Net of foreign taxes withheld	$931

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Statement of Changes in Net Assets

	Six-Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)
OPERATIONS
Net investment income (loss)	$38,112	$(12,945)
Net realized gain (loss) on investments	(2,353,992)	(4,242,691)
Change in unrealized appreciation (depreciation) on investments	4,793,657	(4,856,813)
Net increase (decrease) in net assets resulting from operations	2,477,777	(9,112,449)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(33,718)	—
Total distributions to shareholders	(33,718)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	14,950,380
Payments for shares redeemed	(243,193)	(2,408,007)
Net increase (decrease) in net assets derived from capital share transactions (a)	(243,193)	12,542,373
Net increase (decrease) in net assets	$2,200,866	$3,429,924

NET ASSETS
Beginning of period	$3,429,924	$—
End of period	$5,630,790	$3,429,924

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	600,000
Shares redeemed	(25,000)	(150,000)
Net increase (decrease)	(25,000)	450,000

(1)	The Fund commenced operations on February 1, 2022. The information presented is from February 1, 2022 to December 31, 2022.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2023 (Unaudited)		Period Ended December 31, 2022(1)
Net asset value, beginning of period	$7.62		$25.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.09		(0.03)
Net realized and unrealized gain (loss) on investments (6)	5.62		(18.28)
Total from investment operations	5.71		(18.31)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.08)		—
Total distributions to shareholders	(0.08)		—

Net asset value, end of period	$13.25		$7.62

Total return	74.94	%(3)	-70.65	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$5,631		$3,430

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.70	%(4)	0.70	%(4)
Net investment income (loss) to average net assets	1.63	%(4)	-0.20	%(4)
Portfolio turnover rate (5)	42	%(3)	45	%(3)

(1)	Commencement of operations on February 1, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Grayscale Future of Finance ETF

Notes to Financial Statements

June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Grayscale Future of Finance ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Bloomberg Grayscale Future of Finance Index (the “Index”). The Fund commenced operations on February 1, 2022.

The end of the reporting period for the Fund is June 30, 2023, and the period covered by these Notes to Financial Statements is the six-month period ended June 30, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,630,494	$—	$—	$5,630,494
Short-Term Investments	2,871	—	—	2,871
Investments Purchased with Proceeds from Securities Lending	1,572,397	—	—	1,572,397
Total Investments in Securities	$7,205,762	$—	$—	$7,205,762

^	See Schedule of Investments for a breakout of investments by sector.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. For the fiscal period ended December 31, 2022, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$916,891	$(916,891)

During the fiscal period, the Fund realized $903,161 in net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Fund, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Grayscale Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions, and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.70% based on the Fund’s average daily net assets. The Adviser is responsible for paying the Sub-Adviser.

Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC, acquired Vident Advisory, LLC (“VA”) (the “Transaction”). Prior to the close of the Transaction, Vident Investment Advisory, LLC (“VIA”) wound up and transferred all assets and liabilities to VA. MM VAM, LLC is an entity controlled by Casey Crawford. The Transaction closed on July 14, 2023. As of the closing date of the Transaction, Mr. Crawford effectively controls VA. Upon the close of the Transaction, pursuant to the 1940 Act, the current Sub-Advisory Agreement among VIA the Trust and the Adviser automatically terminated. At a meeting of the Board, held on April 20, 2023, the Board approved, subject to shareholder approval, a new Sub-Advisory Agreement among the Trust, the Adviser, and VA that is identical in all material respects to the current Sub-Advisory Agreement except for the effective and termination dates.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high-quality, short-term obligations; however, such investments are subject to the risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Fund were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$1,534,750	$1,572,397

*

The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income, Net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $48,624.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,041,027 and $1,998,593, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $242,313, respectively.

NOTE 6 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at December 31, 2022 were as follows:

Tax cost of investments	$8,287,835
Gross tax unrealized appreciation	$26,873
Gross tax unrealized depreciation	(4,920,712)
Net tax unrealized appreciation (depreciation)	(4,893,839)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(3,301,719)
Distributable earnings (accumulated deficit)	$(8,195,558)

The differences between the cost basis for financial statements and federal income tax purposes are primarily due to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended December 31, 2022, the Fund deferred, on a tax basis, no late-year ordinary losses and no post-October capital losses.

As of December 31, 2022, the Fund had the following capital loss carryforwards with no expiration:

Short-Term	Long-Term
$(3,301,719)	$—

There were no distributions paid by the Fund during the fiscal period ended December 31, 2022. The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $33,718 of ordinary income.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Grayscale Future of Finance ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited) (Continued)

Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 8 – RISKS

Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Grayscale Future of Finance ETF

Expense Example

For the Six-Months Ended June 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,749.40	$ 4.77
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.32	$ 3.51

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.70%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Grayscale Future of Finance ETF

Approval of Sub-Advisory Agreements & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Grayscale Advisors, LLC (the “Adviser”) the Trust, and Vident Advisory, LLC (“VA”) on behalf of Grayscale Future of Finance ETF (the “Fund”). The Board consider the approval of the Sub-Advisory Agreement as a result of the anticipated change of control of the parent company of VA and its affiliate Vident Investment Advisory, LLC (“VIA”), the current sub-adviser to the Fund (the “Transaction”). The Board concluded that, upon shareholder approval of the Sub-Advisory Agreement, VA (the “Sub-Adviser”) will provide at least the same level of services that VIA provides the Fund under the current sub-advisory agreement. The Board was presented with information demonstrating that the Sub-Advisory Agreement would enable the Fund’s shareholders to continue to obtain quality services at a cost that is fair and reasonable.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the VA regarding, among other things: (i) the nature, extent, and quality of the services provided by VIA and to be provided by VA; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by VIA or its affiliates from services rendered to the Fund as well as the estimated cost of the services to be provided by its affiliate VA and the profits expected to be realized by VA from providing such services, including any other financial benefits enjoyed by VIA, or that will be enjoyed by VA, or their affiliates; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which any economies of scale realized by VIA or VA in connection with its services to the Fund are, or will be, shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that VIA, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as sub-adviser to the Fund, and the Board considered that information alongside the written materials presented at the Meeting, as well as the quarterly Board meeting held on April 5-6, 2023, in its consideration of whether the Sub-Advisory Agreement should be approved. In addition, the Board took into consideration performance and due diligence information related to VIA that was provided to the Board in advance of its initial approval of the current sub-advisory agreement at its quarterly meeting on January 19-20, 2022. At both the Meeting and the April 5-6 meeting, representatives from VA provided an overview of the Transaction and the effect it would have on the management of the Fund. Representatives from the Sub-Adviser also provided an overview of the Fund’s strategies, the services to

Grayscale Future of Finance ETF

Approval of Sub-Advisory Agreements & Board Considerations
(Unaudited) (Continued)

be provided to the Fund by the Sub-Adviser, and additional information about the Sub-Adviser’s personnel and business operations. Further, subsequent to the April 5-6 meeting, at the Board’s request, VA representatives provided additional information about the Transaction and discussed this information with Fund counsel prior to the Meeting. The Board then met with representatives of the Sub-Adviser at the Meeting to further discuss the Transaction and the additional information the Sub-Adviser had provided. The Sub-Adviser confirmed that the Transaction would not result in changes to the Fund’s fees and expenses or the nature, extent and quality of services provided to the Fund, including their day-to-day management, or the personnel providing these services. The Board then discussed the materials and the Sub-Adviser’s oral presentations that the Board had received and any other information that the Board received at the Meeting and at prior meetings, and deliberated on the approval of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that VIA had provided and VA, its affiliate, would provide investment management services to the Fund. The Trustees also considered that the services to be provided under the Sub-Advisory Agreement were identical in all material respects to those services provided under the current sub-advisory Agreement. The Trustees noted that although VIA will cease to exist upon the close of the Transaction, VIA personnel will become VA personnel at such time and continue to provide services to the Fund on behalf of VA. In considering the nature, extent, and quality of the services provided by VIA, and to be provided by VA, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of VIA’s compliance program. The Board also considered its previous experience with VIA providing investment management services to the Fund. The Board noted that it had received a copy of VA’s registration form and financial statements, as well as VA’s response to a detailed series of questions that included, among other things, information about VA’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser will have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the

Grayscale Future of Finance ETF

Approval of Sub-Advisory Agreements & Board Considerations
(Unaudited) (Continued)

Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services. The Board also considered VA’s statements that the scope and quality of services provided to the Fund by the Sub-Adviser would not diminish as a result of the Transaction.

Historical Performance. The Trustees next considered the Fund’s performance noting that the Fund commenced operations on February 1, 2022, and because the current sub-advisory Agreement had not yet been subject to renewal by the Board, the Board had not received a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups. However, the Board observed that information regarding the Fund’s past investment performance, for periods ended December 31, 2022, had been included in the Fund’s most recent annual report to shareholders, which compared the Fund’s performance results with the returns of its underlying index and the S&P 500® Index. The Board noted the Fund’s and the related industry’s poor overall performance relative to the broader equity market, but the Board also noted the Fund closely tracked its underlying index during the same period. Accordingly, the Board concluded that the Fund’s since inception performance was not a significant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement.

Cost of Services Provided and Economies of Scale. The Board observed that the Transaction would not result in an increase in the level of the management fee paid by the Fund to the Adviser or the sub-advisory fee paid by the Adviser to the Sub-Adviser. In this regard, the Board reviewed the Fund’s fees and expenses, noting that the advisory fees to be paid to VA for its services to the Fund under the Sub-Advisory Agreement were identical to the fees paid to VIA for its services under the current sub-advisory agreement.

The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board further took into consideration that it had recently evaluated a comparison of the Fund’s net expense ratio to other funds in its Morningstar category and a group of peer funds selected by the Adviser, and the Board had found that the Fund’s net expense ratio was within the range of net expense ratios for each of its peer groups.

The Board then considered the Sub-Adviser’s financial resources and information regarding the Sub-Adviser’s ability to support its management of the Fund, noting that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received, and expected to be received, by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of VIA’s profitability, and VA’s expected profitability, with respect to the Fund at

Grayscale Future of Finance ETF

Approval of Sub-Advisory Agreements & Board Considerations
(Unaudited) (Continued)

various actual and projected Fund asset levels. In evaluating these matters, the Board considered the resources that would become available to the Sub-Adviser as a result of the Transaction.

The Board expressed the view that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board noted that the Fund’s sub-advisory fee rate schedule includes breakpoints that are initiated as Fund assets grow. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from such breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Grayscale Future of Finance ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of the implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Grayscale Future of Finance ETF

Federal Tax Information

(Unaudited)

For the fiscal period ended December 31, 2022, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal period ended December 31, 2022 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.grayscale.com/gfof/. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.grayscale.com/gfof/ daily.

Grayscale Future of Finance ETF

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.grayscale.com/gfof/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling toll-free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.grayscale.com/gfof/.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.grayscale.com/gfof/.

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Adviser

Grayscale Advisors, LLC
290 Harbor Drive, 4th Floor
Stamford, Connecticut 06902

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Bloomberg Index Services Limited
731 Lexington Avenue
New York, New York 10022

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Grayscale Future of Finance ETF

Symbol – GFOF
CUSIP – 26922B725

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9-7-2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9-7-2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9-7-2023

*	Print the name and title of each signing officer under his or her signature.